REVENUES (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of operating segments [line items]
Revenue	$ 322	$ 404	$ 706	$ 807
Impact on Revenue from Change in Average Foreign Exchange Rate	80		129
Gas Transmission [Member]
Disclosure of operating segments [line items]
Revenue	216	288	478	578
Distribution [Member]
Disclosure of operating segments [line items]
Revenue	79	73	164	147
Connections [Member]
Disclosure of operating segments [line items]
Revenue	23	36	55	69
Service Line, Other [Member]
Disclosure of operating segments [line items]
Revenue	$ 4	$ 7	$ 9	$ 13